Material Accounting Policies - Schedule of Currency Exchange Rate Used in Consolidated Financial Statements (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Currency Exchange Rate Used in Consolidated Financial Statements [Abstract]
RM to US$ at the end of the period	4.2127	4.7172	4.4704
RM to US$ Average rate	4.3561	4.7321	4.5606